Oct. 28, 2019
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
OCTOBER 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco S&P 500 Revenue ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P Ultra Dividend Revenue ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.